UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Connecticut Municipal Money Market Fund, Inc.
Statement of Investments
June 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments-104.9%	Amount ($)		Value ($)

Connecticut--101.4%

Bethel, GO Notes, BAN 3.50%, 11/2/2005	1,055,000		1,060,063
State of Connecticut, GO Notes:
5.50%, 8/1/2005	500,000		501,456
6%, 10/1/2005	100,000		100,970
VRDN 2.40% (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	11,685,000	a	11,685,000
Connecticut Development Authority, VRDN:
IDR:
(Energy Network Sina Project)
2.32% (LOC; Bank of America)	3,000,000	a	3,000,000
(Imperial Electric Assembly Project)
2.42% (LOC; Wachovia Bank)	1,560,000	a	1,560,000
(Lapham-Hickey Steel Corp.)
2.38% (LOC; Bank of Montreal)	4,995,000	a	4,995,000
Refunding (Capitol District Energy Project)
2.32% (LOC; Bank of America)	10,500,000	a	10,500,000
(SHW Inc. Project)
2.33% (LOC; Deutsche Bank)	5,600,000	a	5,600,000
Industrial Revenue
(Solid Waste Project-Rand/Whitney)
2.31% (LOC; Bank of Montreal)	500,000	a	500,000
PCR:
(Central Vermont Public Service)
2.85% (LOC; Citizens Bank of Massachusetts)	1,000,000	a	1,000,000
(Connecticut Light and Power Co. Project)
2.31% (Liquidity Facility; Merrill Lynch)	1,750,000	a	1,750,000
(Western Massachusetts Electric Co.)
2.31% (Liquidity Facility; Merrill Lynch)	3,800,000	a	3,800,000
Water Facility Revenue, Refunding
(Connecticut Water Co. Project):
2.30% (LOC; Citizens Bank of Rhode Island)	2,050,000	a	2,050,000
2.35% (LOC; Citizens Bank of Rhode Island)	1,250,000	a	1,250,000
Connecticut Health and Educational, Educational
Revenue, CP 2.45%, 7/12/2005	5,100,000		5,100,000
Connecticut Health and Educational Facilities Authority:
College and University Revenue

VRDN (University of Hartford)
2.28% (LOC; Citizens Bank of Rhode Island)	6,900,000	a	6,900,000
Private Schools Revenue, VRDN:
(Kent School) 2.30% (Insured; MBIA and
Liquidity Facility; Bank of America)	1,100,000	a	1,100,000
(Taft School) 2.32% (LOC; Wachovia Bank)	6,500,000	a	6,500,000
(Westminster School) 2.30% (LOC; Bank of America)	6,290,000	a	6,290,000
Revenue:
(Choate Rosemary Hall)
4.60%, 7/1/2005 (Insured; MBIA)	100,000		100,000
VRDN (Eagle Hill School)
2.33% (LOC; Bank of New York)	5,990,000	a	5,990,000
VRDN (Eastern Connecticut Health)
2.29% (LOC; Comerica Bank)	5,000,000	a	5,000,000
Connecticut Higher Education Supplemental Loan
Authority, Student Loan Revenue, Refunding:
1.70%, 11/15/2005 (Insured; MBIA)	110,000		109,776
2.50%, 11/15/2005 (Insured; MBIA)	1,000,000		1,000,721
Connecticut Housing Finance Authority, Revenue
VRDN:
2.33% (GIC; Rabobank Nederland and
Liquidity Facility; Merrill Lynch)	4,950,000	a	4,950,000
2.48% (Liquidity Facility; FHLMC)	8,481,000	a	8,481,000
Connecticut Special Tax Obligation
Transportation Infrastructure Program:
Fuel Sales Tax Revenue, Refunding
4.80%, 10/1/2005 (Insured; FGIC)	100,000		101,000
Special Tax Revenue:
3%, 7/1/2005	1,315,000		1,315,000
Refunding 4%, 9/1/2005 (Insured; FGIC)	200,000		200,652
5%, 10/1/2005 (Insured; FSA)	150,000		150,900
City of Danbury, GO Notes 5.375%, 8/15/2005	250,000		250,939
Town of Fairfield, GO Notes
5%, 1/1/2006	200,000		202,499
Hamden, GO Notes, BAN
2.625%, 7/29/2005	10,080,000		10,087,214
Ledyard, GO Notes, BAN 3.50%, 10/28/2005	3,223,000		3,236,516
City of New Britain, GO Notes, BAN 4%, 4/6/2006	2,000,000		2,018,585
Town of New Hartford, GO Notes, BAN
3%, 2/2/2006	1,500,000		1,505,893
Northeast Tax Exempt Bond Grantor Trust, Revenue
VRDN 2.44% (LOC; Bank of America)	3,540,000	a	3,540,000
Plymouth, GO Notes, BAN 3%, 10/6/2005	1,485,000		1,488,856
Regional School District Number 005, GO Notes

BAN 3.50%, 2/9/2006			1,190,000		1,198,522
Regional School District Number 010, GO Notes
BAN 3%, 8/15/2005			4,000,000		4,004,378
Regional School District Number 013, GO Notes
GAN 3.50%, 3/14/2006			800,000		805,469
Shelton, GO Notes, BAN 3.50%, 1/18/2006			315,000		317,033
Shelton Housing Authority, Revenue
VRDN (Crosby Commons Project)
2.32% (LOC; Wachovia Bank)			1,635,000	a	1,635,000
South Central Regional Water Authority
Water System Revenue:
4%, 8/1/2005 (Insured; MBIA)			735,000		736,202
Refunding 3%, 8/1/2005 (Insured; FSA)			100,000		100,075
Stonington, GO Notes, BAN 3%, 10/13/2005			2,000,000		2,006,714
Waterbury, GO Notes
4%, 4/1/2006 (Insured; FSA)			175,000		176,931
West Haven, GO Notes, BAN 3.50%, 12/20/2005			3,000,000		3,017,342
Westbrook, GO Notes, BAN 3.50%, 10/15/2005			3,700,000		3,713,434
Wolcott, GO Notes, BAN 3%, 9/22/2005			3,140,000		3,148,664

U.S. Related--3.5%

Commonwealth of Puerto Rico, Sales Tax Revenue
5%, 7/1/2005 (Insured; MBIA)			370,000		370,000
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue, VRDN 2.31% (Insured; AMBAC
and Liquidity Facility; PNC Bank NA)			4,700,000	a	4,700,000

Total Investments (cost $150,901,484)			104.9%		150,901,804

Liabilities, Less Cash and Receivables			(4.9%)		(7,110,667)

Net Assets			100.0%		143,791,137

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	GO		General Obligation
BAN	Bond Anticipation Notes	IDR		Industrial Development Revenue
CP	Commercial Paper	LOC		Letter of Credit
FGIC	Financial Guaranty Insurance Company	MBIA		Municipal Bond Investors Assurance
FHLMC	Federal Home Loan Mortgage Corporation			Insurance Corporation
FSA	Financial Security Assurance	PCR		Pollution Control Revenue
GAN	Grant Anticipation Notes	VRDN		Variable Rate Demand Notes
GIC	Guaranteed Investment Contract

Summary of Combined Ratings
Fitch	or	Moody's	or	Standard & Poor's	Value % *

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	68.6
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	3.6
Not Rated c		Not Rated c		Not Rated c	27.8
					100.0

* Based on total investments.
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)